Acquisitions (Narrative) (Details) (USD $)	3 Months Ended								12 Months Ended			0 Months Ended	12 Months Ended			0 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 22, 2012 TBSG [Member]	Dec. 31, 2013 TBSG [Member]	Dec. 31, 2013 TBSG [Member] Selling, general and administrative expenses [Member]	Dec. 31, 2012 TBSG [Member] Selling, general and administrative expenses [Member]	Apr. 08, 2013 Commonwealth Acquisition Holdings, LLC [Member] Chesapeake [Member]	Dec. 31, 2013 Commonwealth Acquisition Holdings, LLC [Member] Chesapeake [Member]	Dec. 31, 2013 Commonwealth Acquisition Holdings, LLC [Member] Chesapeake [Member] Selling, general and administrative expenses [Member]	Dec. 22, 2012 Customer relationships [Member] TBSG [Member]	Apr. 08, 2013 Customer relationships [Member] Commonwealth Acquisition Holdings, LLC [Member] Chesapeake [Member]
Business Acquisition [Line Items]
Date of acquisition												Dec. 22, 2012				Apr. 08, 2013
Purchase of assets and liabilities												$ 6,807,000				$ 2,623,000
Earnout liability												1,075,000	0
Gain on reduction of earnout liability									195,000	0	0			195,000
Advances to affiliate												850,000
Advance to affiliate, interest rate												9.00%
Initial holdback amount																250,000
Transaction costs									257,000	284,000	1,017,000			106,000	183,000			151,000
Net sales	305,190,000	328,468,000	314,653,000	248,726,000	252,134,000	255,833,000	246,492,000	187,939,000	1,197,037,000	942,398,000	759,982,000		20,419,000
Business combination, net sales of acquiree since acquisition date, actual																	7,929,000
Total assets acquired												15,633,000				3,108,000
Total liabilities assumed												8,826,000				1,410,000
Intangible assets acquired																			1,967,000	1,160,000
Goodwill																$ 675,000